DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Description of Business

TriNet Group, Inc. (the Company or TriNet), a Delaware corporation incorporated in January 2000, provides a comprehensive human resources solution for small to medium-sized businesses. The Company’s solution includes payroll processing, human capital consulting, employment law compliance and employee benefits, including health insurance, retirement plans and workers compensation insurance.

The Company provides its services through co-employment relationships with its customers, under which the Company and its customers each take responsibility for certain portions of the employer-employee relationship for worksite employees, or WSEs. The Company is the employer of record for most administrative and regulatory purposes, including the following: (i) compensation through wages and salaries; (ii) employer payroll-related taxes payment; (iii) employee payroll-related taxes withholding and payment; (iv) employee benefit programs including health and life insurance, and others; and (v) workers compensation coverage.

Segment Information

As a result of acquisitions, the Company had three operating segments as of June 30, 2014. Discrete financial information is available to the Company’s Chief Operating Decision Maker for each operating segment, while the acquired companies are in the process of integration. The Company, together with newly acquired subsidiaries, provides services to small and medium-sized businesses in strategically selected industry vertical markets throughout North America. These three operating segments were aggregated into one operating and reportable segment in accordance with ASC 280 because they sell similar services through similar production processes to similar customers using similar distribution channels in similar regulatory environments, and the segments have similar economic characteristics. All of the Company’s service revenues are generated from external customers. Less than 1% of revenues are generated outside of the United States of America (U.S.). Substantially all of the Company’s long-lived assets are located in the U.S.

Basis of Presentation

The accompanying consolidated financial statements and footnotes thereto of the Company and its wholly owned subsidiaries have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). All intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated balance sheets present the current assets and current liabilities directly related to the processing of human resources transactions as WSE-related assets and WSE-related liabilities, respectively. WSE-related assets comprise cash and investments restricted for current workers compensation claim payments, payroll funds collected, accounts receivable, unbilled service revenues, and refundable or prepaid amounts related to the Company-sponsored workers compensation and health plan programs. WSE-related liabilities comprise customer prepayments, wages and payroll taxes accrued and payable, and liabilities related to the Company-sponsored workers compensation and health plan programs resulting from workers compensation case reserves, premium amounts due to providers for enrolled employees, and workers compensation and health reserves that are expected to be disbursed within the next 12 months.

Unaudited Consolidated Interim Financial Information

The consolidated balance sheet as of June 30, 2014, the consolidated statements of operations, consolidated statements of comprehensive income (loss) and the consolidated statements of cash flows for the six months ended June 30, 2013 and 2014 and the consolidated statement of stockholders’ equity for the six months ended June 30, 2014 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in our opinion, reflect all adjustments, consisting only of normal recurring adjustments, necessary for fair presentation. The financial data and other information disclosed in these notes to the consolidated financial statements related to the six month periods are unaudited. The results of the six months ended June 30, 2014 are not necessarily indicative of the results to be expected for the year ending December 31, 2014.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. These estimates include, but are not limited to, allowances for accounts receivable, workers compensation related assets and liabilities, health plan assets and liabilities, recoverability of goodwill and other intangible assets, income taxes, stock-based compensation and other contingent liabilities. Such estimates are based on historical experience and on various other assumptions that Company management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Revenue Recognition

Professional service revenues represent service fees charged to clients for co-employment services, including processing payroll and employment tax withholding; payment to WSEs; and labor and benefit law compliance based on either a fixed fee per WSE per month or per transaction, or a percentage of WSEs’ payroll. Professional service revenues also include fees billed for other human resource-related services, such as talent acquisitions, performance management, and time and expense reporting services in accordance with separate written service agreements. Professional service revenues are recognized in the period the services are rendered and earned under service arrangements with clients where service fees are fixed or determinable and collectability is reasonably assured.

Insurance service revenues consist of insurance-related amounts and administrative fees collected from clients and withheld from WSEs for risk-based insurance plans provided through third-party insurance carriers, primarily employee health benefit insurance and workers compensation insurance. Insurance service revenues are recognized in the period amounts are due and collectibility is reasonably assured.

The professional service revenues and insurance service revenues are each considered separate units of accounting and the associated fees and insurance premiums are billed as such for the majority of the Company’s clients. For clients billed through a bundled invoice, the selling price of significant deliverables is determined based on the best estimate of the selling price.

The Company is not the primary obligor for payroll and payroll tax payments and therefore these payments are not reflected as either revenue or expense. The gross payroll and payroll tax payments made on behalf of the clients, combined, were $7.9 billion, $10.0 billion and $17.6 billion for the years ended December 31, 2011, 2012 and 2013, respectively, and $7.0 billion and $11.8 billion for the six months ended June 30, 2013 and 2014, respectively.

The Company records a liability relating to work performed by WSEs but unpaid at the end of each period in the period in which the WSEs performs work, along with the related receivable for the same period. The Company generally charges an upfront non-refundable set-up fee for which the performance of such services is not a discrete earnings event, and therefore the revenue is recognized on a straight-line basis over the estimated average client tenure.

Insurance Costs

Insurance premiums paid to the insurance carriers for the health and workers compensation insurance coverage and the reimbursements paid to the insurance carriers for claim payments made to the WSEs within the insurance deductible layer are included in cost and operating expense as insurance costs.

Workers Compensation Insurance Reserves

Workers compensation insurance reserves are established to provide for the estimated costs of paying claims within the deductible layer in accordance with workers compensation insurance policies. These reserves include estimates for reported losses, plus amounts for those claims incurred but not reported, and estimates of certain expenses associated with processing and settling the claims. In establishing the workers compensation insurance reserves, the Company uses an independent actuarial estimate of undiscounted future cash payments that would be made to settle the claims.

In estimating these reserves, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the WSE job responsibilities, their location, the historical frequency and severity of workers compensation claims, and an estimate of future cost trends. All of these components could materially impact the reserves as reported in the consolidated financial statements. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into the workers compensation claims cost estimates. Accordingly, final claim settlements may vary from the present estimates, particularly when those payments may not occur until well into the future.

The Company regularly reviews the adequacy of workers compensation insurance reserves. Adjustments to previously established reserves are reflected in the results of operations for the period in which the adjustment is identified. Such adjustments could possibly be significant, reflecting any variety of new and adverse or favorable trends. Any unexpected increases in the severity or frequency of claims could result in material adverse effects to the operating results.

The Company does not discount loss reserves accrued under these programs. Claim costs expected to be paid within one year are recorded as accrued workers compensation costs and included in short-term worksite employee related liabilities, while costs expected to be paid beyond one year are included in long-term liabilities on the consolidated balance sheets.

At policy inception, annual premiums are estimated based on projected wages over the duration of the policy period. As actual wages are realized, the amounts paid for premiums may differ from the estimates recorded by the Company, creating an asset or liability throughout the policy year. Such differences could have a material effect on the Company’s consolidated financial position and results of operations.

Health Benefits

Health benefits insurance reserves are established to provide for the estimated costs of reimbursing the carriers for paying claims within the deductible layer in accordance with health insurance policies. These reserves include estimates for reported losses, plus estimates for claims incurred but not reported. Reserves are determined regularly by the Company based upon a number of factors, including but not limited to actuarial calculations, current and historical claims payment patterns, plan enrollment and medical trend rates. Ultimate health insurance reserves may vary in subsequent years from the amounts estimated. As of December 31, 2012 and 2013 and June 30, 2014, liability reserves of $23.0 million, $46.6 million and $81.8 million, respectively, were recorded within health benefits payable and are included in WSE-related liabilities in the accompanying consolidated balance sheets.

Under certain contracts, based on plan performance the Company may be entitled to receive refunds of premiums. We estimate these refunds based on premium and claims data and record the prepaid health plan asset within worksite employee related assets on the consolidated balance sheet. As of December 31, 2012 and 2013 and June 30, 2014, the Company had $40.9 million, $7.6 million and $5.6 million, respectively, as prepaid health plan expenses included within WSE-related assets.

Cash and Cash Equivalents

Cash and cash equivalents include bank deposits and short-term, highly liquid investments. Investments with original maturity dates of three months or less are considered cash equivalents.

Investments

The Company classifies its investments as available-for-sale. Unrealized gains and losses are reported as a component of accumulated other comprehensive income. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts from the date of purchase to maturity or sale. Such amortization is included in interest income as an addition to or deduction from the coupon interest earned on the investments. The Company uses the specific identification method of determining the cost basis in computing realized gains and losses on the sale of its available-for-sale securities. Realized gains and losses are included in other income in the accompanying consolidated statement of operations.

The Company assesses whether an other-than-temporary impairment loss has occurred due to declines in fair value or other market conditions. With respect to debt securities, this assessment takes into account our current intent to sell, or not sell, the security, and whether it is more likely than not that we will not be required to sell the security before recovery of its amortized cost.

Accounts Receivable

The Company’s accounts receivable, which represent outstanding gross billings to customers, are reported net of an allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of customers, current economic conditions and other factors that may affect customers’ ability to pay.

Property and Equipment

The Company records property and equipment at historical cost and computes depreciation using the straight-line method over the estimated useful lives of the assets or the lease terms, generally three to five years for software and office equipment, five to seven years for furniture and fixtures, and the shorter of the asset life or the remaining lease term for leasehold improvements. The Company expenses the cost of maintenance and repairs as incurred and capitalizes betterments.

Internal Use Software

The Company capitalizes internal and external costs incurred to develop internal-use computer software during the application development stage. Application development stage costs include license fees paid to third-parties for software use, software configuration, coding, and installation. Capitalized costs are amortized on a straight-line basis over the estimated useful life, typically ranging from three to five years, commencing when the software is placed into service. The Company amortizes license fees for software use over the life of the license agreement. The Company expenses costs incurred during the preliminary project stage, as well as general and administrative, overhead, maintenance and training costs, and costs that do not add functionality to existing systems. For the years ended December 31, 2011, 2012 and 2013, internally developed software costs capitalized were $3.4 million, $4.3 million and $3.3 million respectively. For the six months ended June 30, 2013 and 2014, internally developed software costs capitalized were $1.8 million and $3.2 million, respectively.

Goodwill and Other Intangible Assets

The Company’s goodwill and identifiable intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment on an annual basis or when an event occurs or circumstances change in a way to indicate that there has been a potential decline in the fair value of the reporting unit. Impairment is determined by comparing the estimated fair value of the reporting unit to its carrying amount, including goodwill. In 2011, the Company adopted the accounting standard that provides for performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit has declined below carrying value. This assessment considers various financial, macroeconomic, industry, and reporting unit specific qualitative factors. The Company’s business is largely homogeneous and, as a result, all goodwill is associated with the Company’s one reportable segment.

Intangible assets with finite useful lives include purchased customer lists, trade names, developed technologies, and contractual agreements. Intangible assets are amortized over their respective estimated useful lives ranging from two to six years using either the straight-line method or an accelerated method. Intangible assets are reviewed for indicators of impairment at least annually and evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company performs its annual impairment testing in its fiscal fourth quarter. Based on the results of the Company’s reviews, no impairment loss was recognized in the results of operations for the years ended December 31, 2011, 2012 and 2013.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if the carrying amount exceeds the undiscounted future net cash flows the asset is expected to generate. An impairment charge is recognized for the amount by which the carrying amount of the assets exceeds its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less selling costs.

Advertising Costs

The Company expenses the costs of producing advertisements at the time production occurs and expenses the cost of running advertisements in the period in which the advertising space or airtime is used as sales and marketing expense. Advertising costs were $4.2 million, $6.4 million and $7.5 million for the years ended December 31, 2011, 2012 and 2013, respectively. Advertising costs were $3.4 million and $2.8 million for the six months ended June 30, 2013 and 2014.

Stock-Based Compensation

The Company has issued two types of stock-based awards to employees: restricted stock units and stock options. Compensation expense associated with restricted stock units is based on the fair value of common stock on the date of grant. Compensation expense associated with stock options is based on the estimated grant date fair value method using the Black-Scholes valuation model. Expense is recognized using a straight-line amortization method over the respective vesting period for awards that are ultimately expected to vest. Accordingly, stock-based compensation has been reduced for estimated forfeitures. When estimating forfeitures, the Company considers voluntary termination behaviors as well as trends of actual option forfeitures. A tax benefit from stock-based compensation is recognized in equity to the extent that an incremental tax benefit is realized.

Income Taxes

The Company recognizes deferred tax assets and liabilities for estimated future tax effects based on differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes under current tax laws. Deferred tax expense results from the change in the net liability for deferred income taxes between periods.

The Company maintains a reserve for uncertain tax positions. The Company evaluates tax positions taken or expected to be taken in a tax return for recognition in its consolidated financial statements. Prior to recording the related tax benefit in the consolidated financial statements, the Company must conclude that tax positions are more likely than not to be sustained, assuming those positions will be examined by taxing authorities with full knowledge of all relevant information. The benefit recognized in the consolidated financial statements is the amount the Company expects to realize after examination by taxing authorities. If a tax position drops below the more likely than not standard, the benefit can no longer be recognized. Assumptions, judgment and the use of estimates are required in determining if the more likely than not standard has been met when developing the provision for income taxes and in determining the expected benefit. A change in the assessment of the more likely than not standard could materially impact the Company’s results of operations or financial position. The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense.

Derivative Financial Instruments

The Company records derivative financial instruments as either assets or liabilities in its consolidated balance sheets measured at fair value. Changes in the fair value of derivatives are reported in earnings or as a separate component of other comprehensive income, depending on the use of the derivative and whether it qualifies for hedge accounting. Gains and losses associated with changes in the fair value of derivatives and the effect on the consolidated financial statements depend on its hedge designation and whether the hedge is highly effective in achieving offsetting changes in the fair value or cash flow of the asset or liability hedged. The method used for assessing the effectiveness of a hedging derivative, as well as the measurement approach for determining the ineffective portion of the hedge, is established at the inception of the hedge. The effective portion of the designated derivatives’ gain or loss is initially reported as a component of accumulated other comprehensive income and is subsequently reclassified into the financial statement line item in which the hedged item is recorded and in the same period the forecasted transaction affects earnings. The Company’s derivative program is not designed or operated for trading or speculative purposes.

In 2012, the Company purchased interest rate cap contracts that qualify as cash flow hedges to reduce the volatility of cash flows related primarily to forecasted interest payments on its credit facility. The derivative asset is included within deferred loan costs and other assets on the consolidated balance sheets. In the event the hedge relationship is no longer considered effective, the changes in fair value of the derivative will be reclassified and reported in the consolidated statement of operations. See Note 8 for additional information related to interest rate cap contracts.

Concentrations of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk include cash and cash equivalents, investments, restricted cash and restricted investments (including payroll funds collected), accounts receivable, and amounts due from insurance carriers. The Company maintains its cash and cash equivalents, investments, restricted cash and restricted investments (including payroll funds collected) principally in domestic financial institutions and performs periodic evaluations of the relative credit standing of these institutions. The Company’s exposure to credit risk in the event of default by the financial institutions holding these funds is limited to amounts currently held by the institution in excess of insured amounts.

Under the terms of professional services agreements, customers agree to maintain sufficient funds or other satisfactory credit at all times to cover the cost of its current payroll, all accrued paid time off, vacation or sick leave balances, and other vested wage and benefit obligations for all their work site employees. The Company generally requires payment from its customers on or before the applicable payroll date.

For certain customers, the Company requires an indemnity guarantee payment (IGP) supported by a letter of credit, bond, or a certificate of deposit from certain financial institutions. The IGP typically equals the total payroll and service fee for one average payroll period.

As of June 30, 2014, no customer accounted for more than 10% of accounts receivable. As of December 31, 2013, one customer accounted for 15% of accounts receivable and one customer accounted for 13% of accounts receivable. As of December 31, 2012, one customer accounted for 12% of accounts receivable. No customer accounted for more than 10% of service revenues in the years ended December 31, 2011 , 2012 or 2013 or the six months ended June 30, 2013 and 2014. Bad debt expense, net of recoveries was $0.5 million, $0.4 million and $0.6 million for the years ended December 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.5 million for the six months ended June 30, 2013 and 2014.

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-12—Compensation-Stock Compensation, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2015. Early adoption is permitted. The amendments may be applied prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented. The Company does not expect this guidance to have a material effect on its consolidated financial statements. The Company will adopt this guidance in 2016.

In May 2014, the FASB issued ASU 2014-09—Revenue from Contracts with Customers, which will replace most existing revenue recognition guidance under GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard provides a five-step analysis of transactions to determine when and how revenue is recognized. ASU 2014-09 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2016. Early adoption is not permitted. The guidance may be applied retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company expects to adopt this guidance in 2017. The Company has not yet selected a method of adoption and is currently evaluating the effect that the guidance will have on the consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which requires that an unrecognized tax benefit, or portion of an unrecognized tax benefit, be presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. If an applicable deferred tax asset is not available or a company does not expect to use the applicable deferred tax asset, the unrecognized tax benefit should be presented as a liability in the financial statements and should not be combined with an unrelated deferred tax asset. ASU 2013-11 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date, however retrospective application is permitted. The Company adopted this guidance in 2014. The adoption did not have a material effect on the consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02—Comprehensive Income. The guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the guidance requires an entity to provide information about the amounts reclassified from accumulated other comprehensive income to net income by component. This guidance is effective prospectively for reporting periods beginning after December 15, 2012 and December 15, 2013 for public and nonpublic entities, respectively. Early adoption is permitted. The Company adopted this guidance in 2013. There were no material reclassifications made from accumulated other comprehensive income to net income during the year ended December 31, 2013 or the six months ended June 30, 2013 and 2014.